Leases - Schedule of Future Minimum Lease Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 1,101
2023	973
2024	657
2025	592
2026 and beyond	1,016
Total future minimum operating and short-term lease payments	4,339
Less effects of discounting	(456)
Lease liabilities recognized	$ 3,883